Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss - CAD ($)	12 Months Ended
	Sep. 30, 2022		Sep. 30, 2021
As previously reported [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales	$ 5,241,718		$ 5,261,390
General and administrative expenses	15,358,226		11,700,922
Research and development costs	21,673,205		10,206,764
Finance costs, net	(9,945,296)	[1]	11,694,852	[2]
Net loss and comprehensive loss	(72,864,057)		(47,598,378)
Net loss attributable to the equity holder of the parent	(68,943,994)		(45,860,522)
Net loss attributable to non-controlling interests	$ (3,920,063)		$ (1,737,856)
Net loss per common share, basic attributable to the equity holder of the parent (in Dollars per share)	$ (511.03)		$ (706.13)
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share) (in Dollars per share)	$ (511.03)		$ (706.13)
Adjustments Government grant liability [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales
General and administrative expenses
Research and development costs	403,656		397,607
Finance costs, net	50,915	[1]	2,643	[2]
Net loss and comprehensive loss	(454,571)		(400,249)
Net loss attributable to the equity holder of the parent	(274,737)		(240,150)
Net loss attributable to non-controlling interests	$ (179,834)		$ (160,099)
Net loss per common share, basic attributable to the equity holder of the parent (in Dollars per share)
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share) (in Dollars per share)
Adjustments Development costs [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales
General and administrative expenses			95,000
Research and development costs	32,050		571,367
Finance costs, net	(140,000)	[1]	112,066	[2]
Net loss and comprehensive loss	107,950		(778,433)
Net loss attributable to the equity holder of the parent	107,950		(778,433)
Net loss attributable to non-controlling interests
Net loss per common share, basic attributable to the equity holder of the parent (in Dollars per share)
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share) (in Dollars per share)
Adjustments Others [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales	$ 69,000		$ (3,000)
General and administrative expenses	190,067		145,933
Research and development costs	(51,000)		51,000
Finance costs, net		[1]	(114,000)	[2]
Net loss and comprehensive loss	(208,067)		(79,933)
Net loss attributable to the equity holder of the parent	(208,067)		(79,933)
Net loss attributable to non-controlling interests
Net loss per common share, basic attributable to the equity holder of the parent (in Dollars per share)
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share) (in Dollars per share)
Adjustments Total [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales	$ 69,000		$ (3,000)
General and administrative expenses	190,067		240,933
Research and development costs	384,706		1,019,974
Finance costs, net	(89,085)	[1]	709	[2]
Net loss and comprehensive loss	(554,688)		(1,258,615)
Net loss attributable to the equity holder of the parent	(374,854)		(1,098,516)
Net loss attributable to non-controlling interests	$ (179,834)		$ (160,099)
Net loss per common share, basic attributable to the equity holder of the parent (in Dollars per share)	$ (2.78)		$ (16.91)
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share) (in Dollars per share)	$ (2.78)		$ (16.91)
As restated [Member]
Summary of Significant Accounting Policies (Details) - Schedule of Consolidated Statements of Loss [Line Items]
Cost of sales	$ 5,310,718		$ 5,258,390
General and administrative expenses	15,548,293		11,941,855
Research and development costs	22,057,911		11,226,737
Finance costs, net	(10,034,381)	[1]	11,695,561	[2]
Net loss and comprehensive loss	(73,418,745)		(48,856,993)
Net loss attributable to the equity holder of the parent	(69,318,848)		(46,959,038)
Net loss attributable to non-controlling interests	$ (4,099,897)		$ (1,897,955)
Net loss per common share, basic attributable to the equity holder of the parent (in Dollars per share)	$ (513.8)		$ (723.05)
Net loss per common share, diluted, attributable to the equity holder of the parent (in Dollars per share) (in Dollars per share)	$ (513.8)		$ (723.05)

[1]	The adjustments to finance costs, net, resulted for fiscal year ended September 30, 2022, in an increase of accretion of government grant liability interest expenses of $4,984 and foreign exchange loss of $50,915.
[2]	The adjustments to finance costs, net, resulted for fiscal year ended September 30, 2021, in an increase of accretion of government grant liability interest expenses of $29,942 and foreign exchange loss of $2,643.